Benefit Plans, Health Care Cost Trend Rate and Other Comprehensive Income Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ (7,955)	$ 8,266
Prior service cost		0
Amortization of net actuarial gain	423	1,008	$ 674
Amortization of prior service credit	(13)	313	(405)
Total	(7,545)	9,587
Retirement Plan [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(5,380)	4,869
Prior service cost		0
Amortization of net actuarial gain	0	0
Amortization of prior service credit	0	0
Total	(5,380)	4,869
Postretirement Benefits [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(2,575)	3,397
Prior service cost	0	0	611
Amortization of net actuarial gain	423	1,008
Amortization of prior service credit	(13)	313	$ (405)
Total	$ (2,165)	$ 4,718